EQUITY-ACCOUNTED INVESTMENTS - Schedule of Ownership Interests and Carrying Value of Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Equity-accounted investments	$ 4,087	$ 2,740	$ 2,546	$ 1,392
Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	4,087	2,740
Hydroelectric | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 517	$ 349
Hydroelectric | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	22.00%	22.00%
Hydroelectric | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Wind | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 1,016	$ 476
Wind | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Wind | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	50.00%	50.00%
Utility-scale solar | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 1,398	$ 320
Utility-scale solar | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	25.00%	25.00%
Utility-scale solar | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	65.00%	65.00%
Distributed energy & storage | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 597	$ 680
Distributed energy & storage | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	13.00%	50.00%
Distributed energy & storage | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	67.00%	67.00%
Sustainable solutions | Total for all joint ventures
Disclosure of associates [line items]
Equity-accounted investments	$ 559	$ 915
Sustainable solutions | Bottom of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	4.00%	4.00%
Sustainable solutions | Top of range | Total for all joint ventures
Disclosure of associates [line items]
Ownership Interest	67.00%	67.00%